Tax expense - deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Deferred tax assets	€ 2,004	€ 3,699
Deferred tax liabilities	(388)	(194)
Deferred tax asset (liability)	€ 1,616	€ 3,505	€ 3,900